Note 12 - Basic and Diluted Income (Loss) Per Share	3 Months Ended
Feb. 28, 2014
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
12.	Basic and diluted income (loss) per share:

As the Company had net income in the three month period ended February 28, 2014, all stock options were dilutive and were included in the diluted weighted average shares outstanding for that period (three months ended February 28, 2013 – 4,091,964 options, 27,060 DSU’s and 956,000 warrants were anti-dilutive).

	Three months ended
	February 28, 2014	February 28, 2013

Income (loss) available to common stockholders	$2,201,435	$(1,340,133)

Weighted average number of common shares for basic income (loss) per share	22,280,330	17,906,937

Dilutive effect of
Options	393,841	-
Warrants	841,594	-
Deferred share units	45,365	-

Weighted average number of common shares for diluted income (loss) per share	23,561,129	17,906,937

Basic income (loss) per share	$0.10	$(0.07)

Diluted income (loss) per share	$0.09	$(0.07)